DESCRIPTION OF BUSINESS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 SEGMENT COUNTRY	Dec. 31, 2024 SEGMENT COUNTRY
Description of Business [Abstract]
Number of reportable segments | SEGMENT	3	3
Number of countries in which entity operates | COUNTRY	15	16